FORMER SAE CONVERTIBLE PREFERRED STOCK (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Convertible Preferred Stock [Abstract]
Schedule Of Dividend Call Date And Redemption Multiplier
At the option of the Corporation, the Preferred Shares may be redeemed by paying the holder of Preferred Shares the face value of the redeemed shares times the multiplier for the redemption date outlined in the table below, plus all dividends accrued, unpaid and accumulated thereon up to and including date of redemption (the “Redemption Price”).

Call Date	Redemption Multiplier
January 1 – December 31, 2011	1.41
January 1 – December 31, 2012	1.48
On or after January 1, 2013	1.56

Schedule of Dividends Payable
The following table represents the accrued, paid and unpaid dividends included in accrued liabilities for Former SAE preferred shares, which were retired as a result of the Merger on June 24, 2013, as of the dates set forth below:

	2013	2012
January 1	$894	$537
Accrual	131	131
Payment	(42)	(14)
March 31	$983	$654
Accrual	131	131
Special dividend	5,000	—
Payment	(5,042)	(56)
June 30	$1,072	$729
Accrual	—	90
Payment	—	—
September 30	$1,072	$819

The following table represents the accrued, paid and unpaid dividends on the Preferred Shares as of December 31:

	2012	2011
January 1,	$537	$371
Accrual	525	525
Payment	(168)	(359)
December 31,	$894	$537